SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

On April 19, 2017, the Company’s Board of Directors declared a special cash dividend of US$1.50 per ordinary share, which will be paid to all shareholders of record as of the close of business on May 31, 2017. The aggregate amount of cash dividends to be paid is approximately US$90.4 million based on the number of outstanding ordinary shares as of December 31, 2016. The dividend is expected to be paid after the purchase consideration from the sale of SuperTV, which has already been received in Renminbi, is exchanged to U.S. dollars.